Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
March 9, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032
Series Portfolios (the “Funds”): Invesco Income Allocation Fund
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on February 7, 2012 (Accession Number: 0000950123-12-002132).
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 684-6301.
Very truly yours,
/s/ Elizabeth Nelson
Elizabeth Nelson
Counsel